Annual Fund Operating Expenses - NVIT Mid Cap Index Fund	Apr. 30, 2021
Class I Shares
Operating Expenses:
Management Fees	0.20%
Distribution and/or Service (12b-1) Fees	none
Other Expenses	0.21%
Total Annual Fund Operating Expenses	0.41%
Class II Shares
Operating Expenses:
Management Fees	0.20%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses	0.16%
Total Annual Fund Operating Expenses	0.61%
Class Y Shares
Operating Expenses:
Management Fees	0.20%
Distribution and/or Service (12b-1) Fees	none
Other Expenses	0.06%
Total Annual Fund Operating Expenses	0.26%